LOSS PER SHARE	12 Months Ended
Dec. 31, 2016
LOSS PER SHARE [Text Block]

5. LOSS PER SHARE

Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur, if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted loss per share were as follows for the years ended December 31, 2016, 2015, and 2014:

	2016	2015	2014
Net loss attributable to the Company	$(18,170,601)	$(7,504,262)	$(29,231,347)
Weighted average outstanding ordinary shares-Basic	40,175,439	34,483,100	30,601,209
Weighted average outstanding ordinary shares-Diluted	40,175,439	34,483,100	30,601,209

Loss per share:
Basic	$(0.45)	$(0.22)	$(0.96)
Diluted	$(0.45)	$(0.22)	$(0.96)

CONTINUING OPERATIONS	2016	2015	2014
Net loss attributable to the Company	$(18,170,601)	$(9,003,233)	$(24,087,098)
Weighted average outstanding ordinary shares-Basic	40,175,439	34,483,100	30,601,209
Weighted average outstanding ordinary shares-Diluted	40,175,439	34,483,100	30,601,209

Loss per share:
Basic	$(0.45)	$(0.26)	$(0.79)
Diluted	$(0.45)	$(0.26)	$(0.79)

DISCONTINUED OPERATIONS	2016	2015	2014
Net income (loss) attributable to the Company	$-	$1,498,971	$(5,144,249)
Weighted average outstanding ordinary shares-Basic	-	34,483,100	30,601,209
Weighted average outstanding ordinary shares-Diluted	-	35,382,895	30,601,209

Loss per share:
Basic	$-	$0.40	$(0.17)
Diluted	$-	$0.40	$(0.17)

Warrants for the purchase of 525,621 and 1,425,416 shares were not included in the calculations for the years ended December 31, 2016 and 2015 as their effect would have been anti-dilutive.

As the Company reported income from discontinued operations in 2015, 899,795 shares underlying 98,741 series B warrants (Note 18) were included in diluted calculation.